DISCONTINUED OPERATIONS - LOSS OF CONTROL - Disclosure of gain from loss of control of subsidiaries (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Net liabilities before loss of control of subsidiaries	$ 6,579,724
Foreign currency translation adjustments	(95,151)
Less: Receivables from subsidiaries	(5,489,431)
Gain from loss of control of subsidiaries	995,142	$ (1,949,330)	$ (2,191,326)
PRT USA [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net liabilities before loss of control of subsidiaries	4,870,623
Foreign currency translation adjustments	(123,484)
Less: Receivables from subsidiaries	(4,248,018)
Gain from loss of control of subsidiaries	499,121	0
PRT UK [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net liabilities before loss of control of subsidiaries	1,481,194
Foreign currency translation adjustments	25,310
Less: Receivables from subsidiaries	(1,120,913)
Gain from loss of control of subsidiaries	385,591	0
Tetra Drones [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net liabilities before loss of control of subsidiaries	227,907
Foreign currency translation adjustments	3,023
Less: Receivables from subsidiaries	(120,500)
Gain from loss of control of subsidiaries	$ 110,430	$ 0